CAPITAL AND RESERVES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Share-based compensation expense	$ 27,000	$ 1,068,000
Issuance costs related to regulatory and legal fees	$ 0	$ (22,000)
Issued options outstanding remaining life	11 months 12 days	1 year 11 months 15 days
Number of shares issued and fully paid	537,791,881	538,478,010
Share Purchase Option Compensation Plan
Statement [Line Items]
Share-based compensation expense	$ 0	$ 1,043,000
Options outstanding, weighted-average contractual life	1 year 10 months 6 days	2 years 3 months 18 days
Rolling percentage of outstanding shares		8.00%
Deferred Share Units
Statement [Line Items]
Share-based compensation expense	$ 27,000	$ 25,000
Unit Private Placement
Statement [Line Items]
Non-brokered share capital units		8,555,000
Non-brokered share capital price per units		$ 0.40
Gross proceeds for Non-brokered share capital		$ 3,422,000
Purchase additional share price per unit		$ 0.45
Additional share capital purchase date		Dec. 14, 2025
Weighted average price		$ 0.90
Issuance costs related to regulatory and legal fees		$ 37,000
Exercise price		$ 0.45
Valuation date share price		$ 0.41
Expected volatility		58.40%
Risk-free rate		3.91%
Expected term		2 years
Dividend		0.00%
Net proceeds allocated share capital		$ 2,573,000
Net proceeds allocated warrants		$ 812,000